GMN-STATSUP-1 043015

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Market Neutral Fund

The following information replaces in its entirety the table appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2013
Uwe Draeger	Portfolio Manager	2013
Nils Huter	Portfolio Manager	2013
Charles Ko	Portfolio Manager	2013
Jens Langewand	Portfolio Manager	2013
Andrew Waisburd	Portfolio Manager	2013”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the statutory prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Deutschland.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers.

•	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2005.

•	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Charles Ko, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2000 to 2012, he was employed by Batterymarch Financial Management and most recently served as Director and Senior Portfolio Manager.

•	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2008.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

GMN-STATSUP-1 043015

LVEM-STATSUP-1 043015

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Low Volatility Emerging Markets Fund

The following information replaces in its entirety the table appearing under the heading “FUND SUMMARY – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2013
Uwe Draeger	Portfolio Manager	2013
Nils Huter	Portfolio Manager	2013
Charles Ko	Portfolio Manager	2013
Jens Langewand	Portfolio Manager	2013
Andrew Waisburd	Portfolio Manager	2013”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the statutory prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Deutschland.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers.

•	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2005.

•	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Charles Ko, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2000 to 2012, he was employed by Batterymarch Financial Management and most recently served as Director and Senior Portfolio Manager.

•	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2008.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

LVEM-STATSUP-1 043015

PIN-STATSUP-1 043015

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Premium Income Fund

The following information replaces the portion of the table appearing under the heading “FUND SUMMARY – Management of the Fund – Emerging Markets Debt Team” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Emerging Markets Debt Team” in the statutory prospectus:

•	“Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.”

PIN-STATSUP-1 043015

AIF-STATSUP-1 043015

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Global Markets Strategy Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco International Total Return Fund
Invesco China Fund	Invesco MLP Fund
Invesco Developing Markets Fund	Invesco Pacific Growth Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Premium Income Fund
Invesco Emerging Markets Equity Fund	Invesco Select Companies Fund
Invesco Endeavor Fund	Invesco Strategic Income Fund
Invesco Global Infrastructure Fund	Invesco Unconstrained Bond Fund

The following information replaces the portion of the table appearing under the heading “FUND SUMMARIES – Invesco Premium Income Fund –Management of the Fund – Emerging Markets Debt Team” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Joseph Portera	Portfolio Manager	2013
Rashique Rahman	Portfolio Manager	2015”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Premium Income Fund – Emerging Markets Debt Team” in the statutory prospectus:

•	“Joseph Portera, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2009 to 2012, he was a Managing Director and lead Portfolio Manager at Hartford Investment Management.

•	Rashique Rahman, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.”

AIF-STATSUP-1 043015

AIF-STATSUP-2 043015

Statutory Prospectus Supplement dated April 30, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Global Market Neutral Fund	Invesco Macro International Equity Fund
Invesco Global Targeted Returns Fund	Invesco Macro Long/Short Fund
Invesco Long/Short Equity Fund

The following information replaces in its entirety the table appearing under the headings “FUND SUMMARIES – Invesco Global Market Neutral Fund – Management of the Fund” and “FUND SUMMARIES – Invesco Low Volatility Emerging Markets Fund – Management of the Fund” in the statutory prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2013
Uwe Draeger	Portfolio Manager	2013
Nils Huter	Portfolio Manager	2013
Charles Ko	Portfolio Manager	2013
Jens Langewand	Portfolio Manager	2013
Andrew Waisburd	Portfolio Manager	2013”

The following information replaces in its entirety the information appearing under the headings “FUND MANAGEMENT – Portfolio Managers – Invesco Global Market Neutral Fund” and “FUND MANAGEMENT – Portfolio Managers – Invesco Low Volatility Emerging Markets Fund” in the statutory prospectus:

•	“Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers.

•	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2005.

•	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Charles Ko, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2012. From 2000 to 2012, he was employed by Batterymarch Financial Management and most recently served as Director and Senior Portfolio Manager.

•	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2008.”

AIF-STATSUP-2 043015